PORTFOLIO OF INVESTMENTS – as of October 31, 2022 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)

Common Stocks – 59.1% of Net Assets

	Aerospace & Defense – 1.3%
121	AAR Corp.(a)	$5,363
26	Axon Enterprise, Inc.(a)	3,782
291	Boeing Co. (The)(a)	41,470
25	L3Harris Technologies, Inc.	6,162
18	Lockheed Martin Corp.	8,760
37	Moog, Inc., Class A	3,136
5	Northrop Grumman Corp.	2,745
65	Raytheon Technologies Corp.	6,163

		77,581

	Air Freight & Logistics – 0.4%
176	Expeditors International of Washington, Inc.	17,222
9	FedEx Corp.	1,442
48	GXO Logistics, Inc.(a)	1,754
34	United Parcel Service, Inc., Class B	5,704

		26,122

	Airlines – 0.2%
127	Alaska Air Group, Inc.(a)	5,647
124	Delta Air Lines, Inc.(a)	4,207
380	JetBlue Airways Corp.(a)	3,055

		12,909

	Auto Components – 0.5%
21	Aptiv PLC(a)	1,912
375	BorgWarner, Inc.	14,074
257	Dana, Inc.	4,102
46	Dorman Products, Inc.(a)	3,754
36	Visteon Corp.(a)	4,697

		28,539

	Automobiles – 1.0%
572	General Motors Co.	22,451
167	Tesla, Inc.(a)	37,999
35	Thor Industries, Inc.	2,852

		63,302

	Banks – 3.0%
162	Ameris Bancorp	8,345
497	Bank of America Corp.	17,912
187	Cadence Bank	5,171
487	Citigroup, Inc.	22,334
64	Citizens Financial Group, Inc.	2,618
28	First Republic Bank	3,363
861	FNB Corp.	12,441
601	Fulton Financial Corp.	10,956
269	Huntington Bancshares, Inc.	4,083
164	International Bancshares Corp.	8,134

Shares	Description	Value (†)

Common Stocks – continued

	Banks – continued
92	JPMorgan Chase & Co.	$11,581
98	KeyCorp	1,751
56	PNC Financial Services Group, Inc. (The)	9,062
80	Regions Financial Corp.	1,756
202	Truist Financial Corp.	9,048
252	Trustmark Corp.	9,216
82	U.S. Bancorp	3,481
157	Webster Financial Corp.	8,519
602	Wells Fargo & Co.	27,686
68	Wintrust Financial Corp.	6,366

		183,823

	Beverages – 1.3%
33	Boston Beer Co., Inc. (The), Class A(a)	12,319
154	Coca-Cola Co. (The)	9,217
94	Keurig Dr Pepper, Inc.	3,651
474	Monster Beverage Corp.(a)	44,423
64	PepsiCo, Inc.	11,621

		81,231

	Biotechnology – 2.1%
53	AbbVie, Inc.	7,759
152	Alnylam Pharmaceuticals, Inc.(a)	31,503
25	Amgen, Inc.	6,759
84	Arrowhead Pharmaceuticals, Inc.(a)	2,924
20	Biogen, Inc.(a)	5,669
112	BioMarin Pharmaceutical, Inc.(a)	9,703
169	CRISPR Therapeutics AG(a)	8,845
73	Gilead Sciences, Inc.	5,728
109	Halozyme Therapeutics, Inc.(a)	5,211
37	Incyte Corp.(a)	2,751
47	Neurocrine Biosciences, Inc.(a)	5,411
42	Regeneron Pharmaceuticals, Inc.(a)	31,447
14	United Therapeutics Corp.(a)	3,227
6	Vertex Pharmaceuticals, Inc.(a)	1,872

		128,809

	Building Products – 0.7%
69	Builders FirstSource, Inc.(a)	4,255
27	Carlisle Cos., Inc.	6,448
45	Carrier Global Corp.	1,789
170	Fortune Brands Home & Security, Inc.	10,255
20	Lennox International, Inc.	4,671
244	Masco Corp.	11,290
61	Owens Corning	5,222
48	Trex Co., Inc.(a)	2,308

		46,238

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – 3.4%
11	Ameriprise Financial, Inc.	$3,400
357	Bank of New York Mellon Corp. (The)	15,033
6	BlackRock, Inc.	3,876
21	Cboe Global Markets, Inc.	2,615
248	Charles Schwab Corp. (The)	19,758
35	CME Group, Inc.	6,066
42	FactSet Research Systems, Inc.	17,871
55	Goldman Sachs Group, Inc. (The)	18,948
220	Intercontinental Exchange, Inc.	21,025
126	Janus Henderson Group PLC	2,869
565	KKR & Co., Inc.	27,476
7	MarketAxess Holdings, Inc.	1,708
12	Moody’s Corp.	3,178
31	Morgan Stanley	2,547
35	MSCI, Inc.	16,410
17	Northern Trust Corp.	1,434
11	S&P Global, Inc.	3,534
263	SEI Investments Co.	14,281
319	State Street Corp.	23,606
26	Virtus Investment Partners, Inc.	4,459

		210,094

	Chemicals – 0.6%
21	Air Products & Chemicals, Inc.	5,258
22	DuPont de Nemours, Inc.	1,258
69	HB Fuller Co.	4,810
49	Innospec, Inc.	4,900
31	Linde PLC	9,218
95	Livent Corp.(a)	2,999
57	Minerals Technologies, Inc.	3,136
34	Stepan Co.	3,551

		35,130

	Commercial Services & Supplies – 0.3%
35	MSA Safety, Inc.	4,699
44	Tetra Tech, Inc.	6,216
75	Viad Corp.(a)	2,796
13	Waste Management, Inc.	2,059

		15,770

	Communications Equipment – 0.2%
84	Ciena Corp.(a)	4,024
14	F5, Inc.(a)	2,001
50	Lumentum Holdings, Inc.(a)	3,722

		9,747

	Construction & Engineering – 0.2%
141	AECOM	10,614

	Construction Materials – 0.2%
14	Martin Marietta Materials, Inc.	4,704
33	Vulcan Materials Co.	5,402

		10,106

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 1.0%
799	Ally Financial, Inc.	$22,020
108	American Express Co.	16,033
206	Capital One Financial Corp.	21,840

		59,893

	Containers & Packaging – 0.1%
19	Ball Corp.	938
118	Sonoco Products Co.	7,326

		8,264

	Distributors – 0.1%
26	Genuine Parts Co.	4,624

	Diversified Consumer Services – 0.2%
43	Grand Canyon Education, Inc.(a)	4,327
90	Service Corp. International	5,455

		9,782

	Diversified Telecommunication Services – 0.4%
344	AT&T, Inc.	6,271
96	Iridium Communications, Inc.(a)	4,947
120	Lumen Technologies, Inc.	883
415	Verizon Communications, Inc.	15,509

		27,610

	Electric Utilities – 0.4%
94	American Electric Power Co., Inc.	8,265
119	Eversource Energy	9,077
47	IDACORP, Inc.	4,921

		22,263

	Electrical Equipment – 0.5%
51	Eaton Corp. PLC	7,653
66	Emerson Electric Co.	5,716
34	Hubbell, Inc.	8,074
40	Regal Rexnord Corp.	5,062
12	Rockwell Automation, Inc.	3,064
100	Sunrun, Inc.(a)	2,251

		31,820

	Electronic Equipment, Instruments & Components – 0.7%
71	Advanced Energy Industries, Inc.	5,584
51	Amphenol Corp., Class A	3,867
151	Avnet, Inc.	6,069
90	Cognex Corp.	4,161
18	Coherent Corp.(a)	605
33	Corning, Inc.	1,061
19	Keysight Technologies, Inc.(a)	3,309
19	Littelfuse, Inc.	4,185
53	Mobileye Global, Inc., Class A(a)	1,398
88	TE Connectivity Ltd.	10,756
7	Teledyne Technologies, Inc.(a)	2,786

		43,781

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 0.2%
456	Archrock, Inc.	$3,425
79	Baker Hughes Co.	2,185
212	ChampionX Corp.	6,067
70	Schlumberger NV	3,642

		15,319

	Entertainment – 2.4%
100	Activision Blizzard, Inc.	7,280
44	Electronic Arts, Inc.	5,542
198	Netflix, Inc.(a)	57,792
112	Take-Two Interactive Software, Inc.(a)	13,270
480	Walt Disney Co. (The)(a)	51,139
1,204	Warner Bros. Discovery, Inc.(a)	15,652

		150,675

	Food & Staples Retailing – 0.6%
70	BJ’s Wholesale Club Holdings, Inc.(a)	5,418
16	Costco Wholesale Corp.	8,024
40	Kroger Co. (The)	1,892
126	SpartanNash Co.	4,499
162	Sprouts Farmers Market, Inc.(a)	4,779
48	Walgreens Boots Alliance, Inc.	1,752
67	Walmart, Inc.	9,536

		35,900

	Food Products – 1.1%
126	Campbell Soup Co.	6,667
105	Conagra Brands, Inc.	3,854
65	Darling Ingredients, Inc.(a)	5,101
98	General Mills, Inc.	7,995
18	Hershey Co. (The)	4,298
107	Hormel Foods Corp.	4,970
47	Ingredion, Inc.	4,189
34	J.M. Smucker Co. (The)	5,122
99	Kellogg Co.	7,605
70	Kraft Heinz Co. (The)	2,693
61	McCormick & Co., Inc.	4,797
130	Mondelez International, Inc., Class A	7,992

		65,283

	Gas Utilities – 0.2%
165	New Jersey Resources Corp.	7,366
54	ONE Gas, Inc.	4,184

		11,550

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – 0.9%
63	Abbott Laboratories	$6,233
45	Baxter International, Inc.	2,446
20	Becton Dickinson & Co.	4,719
7	Cooper Cos., Inc. (The)	1,914
10	Edwards Lifesciences Corp.(a)	724
48	Globus Medical, Inc., Class A(a)	3,216
39	Haemonetics Corp.(a)	3,313
45	Intuitive Surgical, Inc.(a)	11,091
122	LeMaitre Vascular, Inc.	5,295
76	Medtronic PLC	6,638
25	Penumbra, Inc.(a)	4,287
15	Shockwave Medical, Inc.(a)	4,397
37	STAAR Surgical Co.(a)	2,622
5	Teleflex, Inc.	1,073

		57,968

	Health Care Providers & Services – 1.5%
75	Acadia Healthcare Co., Inc.(a)	6,098
34	Centene Corp.(a)	2,894
12	Chemed Corp.	5,602
12	Cigna Corp.	3,877
62	CVS Health Corp.	5,871
13	Elevance Health, Inc.	7,108
45	Encompass Health Corp.	2,450
90	HCA Healthcare, Inc.	19,572
40	Henry Schein, Inc.(a)	2,738
12	Humana, Inc.	6,697
11	Laboratory Corp. of America Holdings	2,441
132	Select Medical Holdings Corp.	3,390
71	Tenet Healthcare Corp.(a)	3,150
32	UnitedHealth Group, Inc.	17,765

		89,653

	Health Care Technology – 0.5%
561	Doximity, Inc., Class A(a)	14,850
97	Veeva Systems, Inc., Class A(a)	16,290

		31,140

	Hotels, Restaurants & Leisure – 1.9%
16	Booking Holdings, Inc.(a)	29,912
2	Chipotle Mexican Grill, Inc.(a)	2,997
57	Hilton Worldwide Holdings, Inc.	7,710
40	Jack in the Box, Inc.	3,529
54	Marriott Vacations Worldwide Corp.	7,979
41	McDonald’s Corp.	11,179
277	Starbucks Corp.	23,985
117	Travel & Leisure Co.	4,444
279	Yum China Holdings, Inc.	11,536
113	Yum! Brands, Inc.	13,362

		116,633

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.5%
23	DR Horton, Inc.	$1,768
141	KB Home	4,063
55	Meritage Homes Corp.(a)	4,189
323	PulteGroup, Inc.	12,917
203	Taylor Morrison Home Corp.(a)	5,347

		28,284

	Household Products – 0.5%
98	Church & Dwight Co., Inc.	7,265
42	Colgate-Palmolive Co.	3,101
146	Procter & Gamble Co. (The)	19,662

		30,028

	Independent Power & Renewable Electricity Producers – 0.1%
239	AES Corp. (The)	6,252

	Industrial Conglomerates – 0.5%
66	3M Co.	8,302
81	General Electric Co.	6,303
67	Honeywell International, Inc.	13,669

		28,274

	Insurance – 1.7%
16	Allstate Corp. (The)	2,020
220	American International Group, Inc.	12,540
18	Assurant, Inc.	2,445
25	Chubb Ltd.	5,372
87	First American Financial Corp.	4,385
52	Hanover Insurance Group, Inc. (The)	7,617
58	Hartford Financial Services Group, Inc. (The)	4,200
24	Marsh & McLennan Cos., Inc.	3,876
44	Prudential Financial, Inc.	4,628
134	Reinsurance Group of America, Inc.	19,721
74	Selective Insurance Group, Inc.	7,258
48	Travelers Cos., Inc. (The)	8,854
99	Willis Towers Watson PLC	21,603

		104,519

	Interactive Media & Services – 2.6%
426	Alphabet, Inc., Class A(a)	40,261
616	Alphabet, Inc., Class C(a)	58,311
413	Meta Platforms, Inc., Class A(a)	38,475
771	Pinterest, Inc., Class A(a)	18,967
140	Yelp, Inc.(a)	5,377

		161,391

	Internet & Direct Marketing Retail – 1.9%
135	Alibaba Group Holding Ltd., Sponsored ADR(a)	8,583
843	Amazon.com, Inc.(a)	86,357
353	eBay, Inc.	14,063
103	Etsy, Inc.(a)	9,673

		118,676

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – 3.0%
26	Accenture PLC, Class A	$7,381
24	Automatic Data Processing, Inc.	5,801
152	Block, Inc.(a)	9,131
80	Cognizant Technology Solutions Corp., Class A	4,980
32	Concentrix Corp.	3,911
185	Fiserv, Inc.(a)	19,007
50	Gartner, Inc.(a)	15,096
123	Global Payments, Inc.	14,054
25	International Business Machines Corp.	3,457
12	Jack Henry & Associates, Inc.	2,389
28	Mastercard, Inc., Class A	9,189
14	Paychex, Inc.	1,656
212	PayPal Holdings, Inc.(a)	17,719
34	Perficient, Inc.(a)	2,277
285	Shopify, Inc., Class A(a)	9,755
9	VeriSign, Inc.(a)	1,804
266	Visa, Inc., Class A	55,105
26	WEX, Inc.(a)	4,268

		186,980

	Leisure Products – 0.1%
251	Mattel, Inc.(a)	4,759

	Life Sciences Tools & Services – 0.5%
19	Agilent Technologies, Inc.	2,629
8	Danaher Corp.	2,013
80	Illumina, Inc.(a)	18,305
28	Repligen Corp.(a)	5,110
6	Thermo Fisher Scientific, Inc.	3,084

		31,141

	Machinery – 1.6%
38	AGCO Corp.	4,719
20	Caterpillar, Inc.	4,329
15	Chart Industries, Inc.(a)	3,343
40	Cummins, Inc.	9,780
28	Deere & Co.	11,083
34	Dover Corp.	4,444
51	Fortive Corp.	3,259
12	Illinois Tool Works, Inc.	2,562
83	ITT, Inc.	6,340
66	Oshkosh Corp.	5,808
115	PACCAR, Inc.	11,135
67	Parker-Hannifin Corp.	19,472
75	Terex Corp.	3,041
72	Toro Co. (The)	7,591

		96,906

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.8%
4	Cable One, Inc.	$3,438
54	Charter Communications, Inc., Class A(a)	19,851
450	Comcast Corp., Class A	14,283
186	Interpublic Group of Cos., Inc. (The)	5,541
87	New York Times Co. (The), Class A	2,520
52	Omnicom Group, Inc.	3,783
41	Paramount Global, Class B	751

		50,167

	Metals & Mining – 0.4%
53	Alcoa Corp.	2,069
148	Cleveland-Cliffs, Inc.(a)	1,922
108	Commercial Metals Co.	4,914
33	Newmont Corp.	1,396
10	Nucor Corp.	1,314
33	Reliance Steel & Aluminum Co.	6,649
81	Steel Dynamics, Inc.	7,618

		25,882

	Multi-Utilities – 0.2%
62	Consolidated Edison, Inc.	5,453
25	DTE Energy Co.	2,803
15	WEC Energy Group, Inc.	1,370

		9,626

	Multiline Retail – 0.1%
69	Kohl’s Corp.	2,066
169	Macy’s, Inc.	3,524
24	Target Corp.	3,942

		9,532

	Oil, Gas & Consumable Fuels – 2.9%
401	Antero Midstream Corp.	4,271
536	APA Corp.	24,366
96	Chevron Corp.	17,366
263	CNX Resources Corp.(a)	4,421
223	ConocoPhillips	28,118
38	Diamondback Energy, Inc.	5,970
229	EOG Resources, Inc.	31,263
148	EQT Corp.	6,192
194	Exxon Mobil Corp.	21,497
80	HF Sinclair Corp.	4,894
292	Kinder Morgan, Inc.	5,291
92	Marathon Oil Corp.	2,801
21	Occidental Petroleum Corp.	1,525
53	ONEOK, Inc.	3,144
27	Phillips 66	2,816
9	Pioneer Natural Resources Co.	2,308
139	Range Resources Corp.	3,959
548	Southwestern Energy Co.(a)	3,798
22	Valero Energy Corp.	2,762
107	Williams Cos., Inc. (The)	3,502

		180,264

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 2.2%
145	Bristol-Myers Squibb Co.	$11,233
6	Catalent, Inc.(a)	394
15	Eli Lilly & Co.	5,431
36	Jazz Pharmaceuticals PLC(a)	5,176
145	Johnson & Johnson	25,226
142	Merck & Co., Inc.	14,370
291	Novartis AG, Sponsored ADR	23,609
108	Novo Nordisk A/S, Sponsored ADR	11,755
78	Perrigo Co. PLC	3,142
219	Pfizer, Inc.	10,195
434	Roche Holding AG, Sponsored ADR	17,942
42	Zoetis, Inc.	6,333

		134,806

	Professional Services – 0.4%
71	Equifax, Inc.	12,037
50	Exponent, Inc.	4,763
64	Korn Ferry	3,558
28	Leidos Holdings, Inc.	2,844
37	ManpowerGroup, Inc.	2,899

		26,101

	Real Estate Management & Development – 0.3%
216	CBRE Group, Inc., Class A(a)	15,323
34	Jones Lang LaSalle, Inc.(a)	5,409

		20,732

	REITs - Apartments – 0.2%
20	AvalonBay Communities, Inc.	3,502
30	Camden Property Trust	3,467
75	Equity Residential	4,726

		11,695

	REITs - Diversified – 0.3%
339	American Assets Trust, Inc.	9,316
9	American Tower Corp.	1,865
6	Crown Castle, Inc.	799
83	VICI Properties, Inc.	2,657
47	Weyerhaeuser Co.	1,454

		16,091

	REITs - Health Care – 0.1%
345	Physicians Realty Trust	5,196
27	Ventas, Inc.	1,056
14	Welltower, Inc.	855

		7,107

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Hotels – 0.0%
83	Host Hotels & Resorts, Inc.	$1,567

	REITs - Mortgage – 0.1%
238	KKR Real Estate Finance Trust, Inc.	4,146

	REITs - Office Property – 0.4%
608	Brandywine Realty Trust	3,989
293	Corporate Office Properties Trust	7,808
207	Douglas Emmett, Inc.	3,641
276	Easterly Government Properties, Inc.	4,800
87	Kilroy Realty Corp.	3,718

		23,956

	REITs - Shopping Centers – 0.2%
479	Brixmor Property Group, Inc.	10,208

	REITs - Single Tenant – 0.1%
168	National Retail Properties, Inc.	7,061

	REITs - Warehouse/Industrials – 0.0%
19	ProLogis, Inc.	2,104

	Road & Rail – 0.4%
145	CSX Corp.	4,214
13	J.B. Hunt Transport Services, Inc.	2,224
25	Norfolk Southern Corp.	5,702
54	Ryder System, Inc.	4,347
294	Uber Technologies, Inc.(a)	7,812
17	Union Pacific Corp.	3,351

		27,650

	Semiconductors & Semiconductor Equipment – 2.0%
38	Advanced Micro Devices, Inc.(a)	2,282
58	Analog Devices, Inc.	8,272
12	Broadcom, Inc.	5,642
52	Cirrus Logic, Inc.(a)	3,490
41	First Solar, Inc.(a)	5,968
218	Intel Corp.	6,198
113	Lattice Semiconductor Corp.(a)	5,482
39	Micron Technology, Inc.	2,110
309	NVIDIA Corp.	41,706
27	Qorvo, Inc.(a)	2,324
180	QUALCOMM, Inc.	21,179
36	Silicon Laboratories, Inc.(a)	4,137
21	Synaptics, Inc.(a)	1,861
54	Texas Instruments, Inc.	8,674
29	Universal Display Corp.	2,761
51	Wolfspeed, Inc.(a)	4,016

		126,102

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Software – 4.7%
45	Adobe, Inc.(a)	$14,333
18	ANSYS, Inc.(a)	3,981
14	Aspen Technology, Inc.(a)	3,380
165	Autodesk, Inc.(a)	35,359
14	Cadence Design Systems, Inc.(a)	2,119
55	CommVault Systems, Inc.(a)	3,349
11	Fair Isaac Corp.(a)	5,267
7	Intuit, Inc.	2,993
251	Microsoft Corp.	58,265
64	NortonLifeLock, Inc.	1,442
757	Oracle Corp.	59,099
28	Paylocity Holding Corp.(a)	6,490
36	Qualys, Inc.(a)	5,132
14	Roper Technologies, Inc.	5,804
245	Salesforce, Inc.(a)	39,835
33	SPS Commerce, Inc.(a)	4,175
9	Synopsys, Inc.(a)	2,633
9	Tyler Technologies, Inc.(a)	2,910
193	Workday, Inc., Class A(a)	30,073

		286,639

	Specialty Retail – 0.7%
16	Asbury Automotive Group, Inc.(a)	2,524
9	Best Buy Co., Inc.	616
51	Boot Barn Holdings, Inc.(a)	2,897
49	Dick’s Sporting Goods, Inc.	5,574
34	Five Below, Inc.(a)	4,976
35	Home Depot, Inc. (The)	10,364
15	Lithia Motors, Inc.	2,972
86	TJX Cos., Inc. (The)	6,201
35	Williams-Sonoma, Inc.	4,334

		40,458

	Technology Hardware, Storage & Peripherals – 0.7%
254	Apple, Inc.	38,948
107	Hewlett Packard Enterprise Co.	1,527
62	HP, Inc.	1,713

		42,188

	Textiles, Apparel & Luxury Goods – 0.4%
32	Crocs, Inc.(a)	2,264
21	Deckers Outdoor Corp.(a)	7,348
54	NIKE, Inc., Class B	5,005
1,059	Under Armour, Inc., Class A(a)	7,890

		22,507

	Thrifts & Mortgage Finance – 0.1%
683	MGIC Investment Corp.	9,323

	Trading Companies & Distributors – 0.1%
33	GATX Corp.	3,455

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Water Utilities – 0.2%
51	American States Water Co.	$4,613
22	American Water Works Co., Inc.	3,198
113	Essential Utilities, Inc.	4,997

		12,808

	Total Common Stocks (Identified Cost $3,770,928)	3,631,558

Principal Amount
Bonds and Notes – 3.8%

	Automotive – 0.1%
$ 2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	1,840
2,000	Lear Corp., 4.250%, 5/15/2029	1,751
1,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	818

		4,409

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	1,979
3,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	2,677
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,966
1,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	978
3,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	2,564
2,000	Citigroup, Inc., 4.600%, 3/09/2026	1,917
5,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	4,763
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,796
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,416
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	912
2,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	1,696
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	1,805
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	1,908
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	959
1,000	State Street Corp., 2.400%, 1/24/2030	816
1,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	759

Information Classification: Limited Access

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$ 3,000	Truist Bank, 3.200%, 4/01/2024	$2,914
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	1,881

		38,706

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	1,638
3,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	1,877

		3,515

	Building Materials – 0.1%
2,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	1,638
4,000	Owens Corning, 3.950%, 8/15/2029	3,510

		5,148

	Diversified Manufacturing – 0.1%
4,000	3M Co., 3.050%, 4/15/2030	3,423
1,000	Emerson Electric Co., 2.000%, 12/21/2028	833

		4,256

	Electric – 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	1,962
3,000	Entergy Corp., 0.900%, 9/15/2025	2,628
2,000	Exelon Corp., 4.050%, 4/15/2030	1,794
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,175
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	876
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	1,870

		12,305

	Environmental – 0.0%
2,000	Republic Services, Inc., 1.450%, 2/15/2031	1,491
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,404

		2,895

	Finance Companies – 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,805
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	829

		2,634

Information Classification: Limited Access

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Food & Beverage – 0.1%
$ 3,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	$2,605
2,000	General Mills, Inc., 4.000%, 4/17/2025	1,944
2,000	PepsiCo, Inc., 2.750%, 3/19/2030	1,728

		6,277

	Government Owned - No Guarantee – 0.1%
2,000	Equinor ASA, 3.625%, 4/06/2040	1,556
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,429

		4,985

	Health Insurance – 0.1%
2,000	Elevance Health, Inc., 4.101%, 3/01/2028	1,874
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,020

		3,894

	Healthcare – 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	923
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,877
1,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	944
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	918

		4,662

	Integrated Energy – 0.1%
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	1,913
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,110

		4,023

	Life Insurance – 0.0%
2,000	Manulife Financial Corp., 3.703%, 3/16/2032	1,704

	Mortgage Related – 0.8%
10,462	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	8,572
3,865	FHLMC, 3.000%, 4/01/2052	3,291

Information Classification: Limited Access

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$ 6,794	FHLMC, 3.500%, 5/01/2052	$5,983
980	FHLMC, 4.000%, 7/01/2052	891
10,030	FNMA, 2.000%, with various maturities in 2051(b)	7,932
8,521	FNMA, 2.500%, with various maturities in 2051(b)	7,012
9,777	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	8,387
6,013	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	5,308
210	FNMA, 4.000%, 3/01/2050	193
346	FNMA, 4.500%, 5/01/2049	330

		47,899

	Natural Gas – 0.0%
3,000	NiSource, Inc., 0.950%, 8/15/2025	2,657

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	1,919
1,000	Biogen, Inc., 2.250%, 5/01/2030	787
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,542
1,000	Viatris, Inc., 3.850%, 6/22/2040	623

		7,871

	Railroads – 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	1,813

	REITs - Health Care – 0.0%
1,000	Welltower, Inc., 2.800%, 6/01/2031	770

	REITs - Office Property – 0.1%
2,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	1,894
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,772
3,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	2,262

		5,928

	REITs - Single Tenant – 0.0%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,414

Information Classification: Limited Access

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	REITs - Warehouse/Industrials – 0.0%
$ 1,000	Prologis LP, 1.250%, 10/15/2030	$732

	Restaurants – 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	1,620

	Retailers – 0.1%
1,000	Amazon.com, Inc., 3.875%, 8/22/2037	850
3,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	2,426

		3,276

	Technology – 0.2%
2,000	Apple, Inc., 2.500%, 2/09/2025	1,908
1,000	Intel Corp., 2.450%, 11/15/2029	827
3,000	International Business Machines Corp., 4.000%, 6/20/2042	2,317
1,000	NVIDIA Corp., 2.850%, 4/01/2030	851
2,000	Oracle Corp., 2.950%, 5/15/2025	1,880
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,004

		10,787

	Treasuries – 0.6%
4,000	U.S. Treasury Bond, 1.250%, 5/15/2050	2,061
3,000	U.S. Treasury Bond, 2.250%, 5/15/2041	2,163
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,427
7,000	U.S. Treasury Bond, 2.875%, 11/15/2046	5,384
7,000	U.S. Treasury Bond, 3.000%, 5/15/2045	5,522
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	3,159
6,000	U.S. Treasury Bond, 3.000%, 2/15/2049	4,787
10,000	U.S. Treasury Note, 0.375%, 11/30/2025	8,842
8,000	U.S. Treasury Note, 2.125%, 12/31/2022	7,975

		41,320

	Utility Other – 0.1%
5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,704

Information Classification: Limited Access

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Wireless – 0.0%
$ 2,000	Vodafone Group PLC, 6.150%, 2/27/2037	$1,883

	Wirelines – 0.1%
4,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 4.005%, 5/15/2025(c)	3,997

	Total Bonds and Notes (Identified Cost $274,862)	235,084

Shares
Exchange-Traded Funds – 8.9%
9,251	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $683,673)	549,509

Mutual Funds – 14.5%
29,397	WCM Focused Emerging Markets Fund, Institutional Class	337,768
29,881	WCM Focused International Growth Fund, Institutional Class	550,711

	Total Mutual Funds (Identified Cost $1,193,286)	888,479

Affiliated Mutual Funds – 10.5%
11,256	Mirova Global Green Bond Fund, Class N	92,639
56,930	Mirova International Sustainable Equity Fund, Class N	549,376

	Total Affiliated Mutual Funds (Identified Cost $853,923)	642,015

Principal Amount
Short-Term Investments – 3.6%
$ 221,407	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2022 at 1.100% to be repurchased at $221,413 on 11/01/2022 collateralized by $231,900 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $226,148 including accrued interest(d) (Identified Cost $221,407)	221,407

	Total Investments – 100.4% (Identified Cost $6,998,079)	6,168,052
	Other assets less liabilities – (0.4)%	(21,928)

	Net Assets – 100.0%	$6,146,124

Information Classification: Limited Access

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Information Classification: Limited Access

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2022	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$83,384	$52,119	$25,576	$(5,405)	$(11,883)	$92,639	11,256	$1,370
Mirova International Sustainable Equity Fund, Class N	509,418	244,106	43,895	(4,375)	(155,878)	549,376	56,930	—

	$592,802	$296,225	$69,471	$(9,780)	$(167,761)	$642,015	68,186	$1,370

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,631,558	$—	$—	$3,631,558
Bonds and Notes*	—	235,084	—	235,084
Exchange-Traded Funds	549,509	—	—	549,509
Mutual Funds	888,479	—	—	888,479
Affiliated Mutual Funds	642,015	—	—	642,015
Short-Term Investments	—	221,407	—	221,407

Total	$5,711,561	$456,491	$—	$6,168,052

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2022 (Unaudited)

Equity	91.5%
Fixed Income	5.3
Short-Term Investments	3.6

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%